Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment
Summary Of Property, Plant And Equipment
	Lives (years)	2011	2010
Land	-	$1,689	$1,694
Buildings and improvements	10-45	28,054	25,979
Central office equipment[1]	3-10	83,824	79,607
Cable, wiring and conduit	10-50	78,431	75,732
Other equipment	5-20	53,104	46,622
Software	3-5	10,041	9,219
Under construction	-	5,136	4,980
		260,279	243,833
Accumulated depreciation and amortization		153,192	140,637
Property, plant and equipment - net		$107,087	$103,196
[1]	Includes certain network software.